Application Of New and Revised International Financial Reporting Standards ("IFRS")	12 Months Ended
Jun. 30, 2019
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Application of New and Revised International Financial Reporting Standards (IFRS)
Application Of New and Revised International Financial Reporting Standards (“IFRS”)
The Group applied the requirements of IFRS 9 and IFRS 15 from 1 July 2018. There were other new standards, interpretations and amendments to existing standards also effective for the Group from 1 July 2018 but they do not have a material effect on the financial statements.
Due to the transition methods chosen by the Group in applying these standards, interpretations and amendments to existing standards, comparative information throughout these financial statements has not been restated to reflect the new requirements.
IFRS 9 – “Financial Instruments”
IFRS 9 Financial Instruments replaces the corresponding requirements of IAS 39 Financial Instruments: Recognition and Measurement. It includes requirements on the classification of financial assets and financial liabilities; impairment and the effective interest method; and hedge accounting.  The Group’s adoption of the standard using the simplified approach on 1 July 2018 did not have a material impact on the measurement, presentation or disclosure of financial assets and financial liabilities in the consolidated financial statements.
In addition, IFRS 9 introduces an ‘expected loss’ model for the assessment of impairment of financial assets. The ‘incurred loss’ model under IAS 39 required the Group to recognise impairment losses when there was objective evidence that an asset was impaired. Under the expected loss model, impairment losses are recorded if there is an expectation of credit losses, even in the absence of a default event. However, as permitted by IFRS 9, the Group applies the ‘simplified approach’ to trade receivable balances. Due to general quality and short-term nature of the trade receivables, there is no significant impact on introduction of ‘simplified approach’.
i. Classification and measurement of financial assets and financial liabilities
The classification of financial assets under IFRS 9 is different from IAS 39. IFRS 9 largely retains the existing requirements in IAS 39 for the classification and measurement of financial liabilities.
The table below explain the original measurement categories under IAS 39 and the new measurement categories under IFRS 9 for each class of the Group’s financial assets and financial liabilities as at 1 July 2018.

	Original classification under IAS 39	New classification under IFRS 9	Original carrying amount under IAS 39 £’000	New carrying amount under IFRS 9 £’000
Financial assets
Trade and other receivables	Loans and receivables	Amortised cost	£65,917	£65,917
Cash and cash equivalents	Loans and receivables	Amortised cost	70,172	70,172
Total financial assets			£136,089	£136,089
Financial liabilities
Current borrowings	Other financial liabilities	Other financial liabilities	£21	£21
Trade and other payables	Other financial liabilities	Other financial liabilities	48,502	48,502
Contingent consideration	Other financial liabilities	Other financial liabilities	1,244	1,244
Deferred consideration	Other financial liabilities	Other financial liabilities	1,516	1,516
Other liabilities	Other financial liabilities	Other financial liabilities	113	113
Total financial liabilities			£51,396	£51,396

ii. Impairment of financial assets
The effect of adopting IFRS 9 on the carrying amount of financial assets at 1 July 2018 relates solely to the new impairment requirements. The first time adoption of IFRS 9 did not result in any adjustment to opening retained earnings as the lifetime expected credit loss was close to 0 per cent taking into consideration the client default rates, historical bad debt allowance and no external factors that will lead us to believe that the outstanding balances with existing clients will not be collected as they fall due. Therefore, the loss allowance at 30 June 2018 under IAS 39 is the same at 1 July 2018 under IFRS 9.
iii. Hedge accounting
The Group did not apply hedge accounting under IAS 39 which is the same approach taken when IFRS 9 was implemented.
IFRS 15 – “Revenue from Contracts with Customers”
IFRS 15 Revenue from Contracts with Customers provides new guidance for recognising revenue from all contracts with customers, except for contracts within the scope of the IFRS standards on leases, insurance and financial instruments. IFRS 15 requires an entity to recognise revenue in an amount that reflects the consideration to which the entity expects to be entitled in exchange for goods or services, when control of those goods or services transfers to the customer. IFRS 15 also requires expanded qualitative and quantitative disclosures regarding the nature, timing and uncertainty of revenue and cash flows arising from contracts with customers. Furthermore, IFRS 15 requires an entity to recognise (1) certain incremental costs to obtain a contract and (2) certain costs to fulfill a contract as an asset, which the entity must subsequently (a) amortise on a systematic basis that is consistent with the transfer of the goods or services to which the asset relates and (b) evaluate for impairment, if one or more factors or circumstances indicates that the carrying value of the asset may not be recoverable.
The Group has adopted IFRS 15 effective 1 July 2018 on a modified retrospective basis. Under this transition method, the Group applied the new standard to contracts that are not substantially completed as of 1 July 2018. Management have performed a full assessment of the impact of IFRS 15. The full assessment involved the evaluation of significant, representative contracts entered into with customers under the five-step model prescribed by IFRS 15. This included a review of the contract acquisition costs, including the Group’s sales commission schemes, to determine whether the Group incurs incremental costs to obtain contracts that must be recognised as an asset and subsequently amortised pursuant to IFRS 15.
The Group had identified contract types, performance obligations and specific contract terms that have been separately evaluated for purposes of revenue recognition under IFRS 15. Since the majority of the Group’s services are charged to clients on a time and materials basis where the revenue generated is both variable and contingent based upon the hours worked by the Group’s employees, the Group recognises revenue as the contract progresses. For fixed price contracts, the specific terms and conditions of a contract were reviewed and determined whether the revenue attributable to the contract will be recognised over time or at a point in time.
The Group also utilised all relevant practical expedients available under IFRS 15 for purposes of revenue recognition, including the practical expedient that permits an entity to expense contract acquisition costs as incurred, when the amortisation period for these costs is otherwise expected to be one year or less. The adoption of IFRS 15 involved additional disclosures but did not result in a material change to the 1 July 2018 opening balance sheet. There was also no material impact on the Consolidated Income Statement for the financial year.
The following standards, interpretations and amendments to existing standards are not yet effective and have not been adopted early by the Group.
IFRS 16 – “Leases”
IFRS 16 Leases is effective for annual periods beginning on or after 1 January 2019. IFRS 16 requires lessees to recognise all leases with a lease term of greater than 12 months in the balance sheet by recognising a right of use asset and a corresponding financial liability to the lessor based on the present value of future lease payments. The new standard also eliminates the distinction between operating and finance leases. The majority of the Group lease portfolio relates to property leases of offices and delivery centres.
The Group have performed an assessment of the impact of IFRS 16 on its consolidated financial statements and related disclosures using the modified retrospective approach. Based on preliminary assessments, management expects to recognise a right-of-use asset and the corresponding financial liability to be in the range of £34 million to £42 million.
The Group does not anticipate that adoption of the following IFRSs will have a significant effect on the Group’s consolidated financial statements and related disclosures.
Effective for annual periods beginning on or after January 2019:

•	IFRIC 22 - Foreign Currency Transactions and Advance Consideration

•	IFRIC 23 - Uncertainty over Income Tax Treatments

•	Amendments to IFRS 9 - Financial Instruments - Prepayment Features with Negative Compensation

•	Amendments to IAS 28 - Investments in Associates and Joint Ventures - Long-term Interests in Associates and Joint Ventures

•	Amendments to IAS 19 - Employee Benefits - Plan Amendment, Curtailment or Settlement

•	Annual Improvements to IFRS 2015 - 2017 Cycle

Effective for annual periods beginning on or after January 2020:

•	Amendments to References to the Conceptual Framework in IFRS Standards

•	Amendment to IFRS 3 Business Combinations

•	Amendments to IAS 1 and IAS 8: Definition of Material

Effective for annual periods beginning on or after January 2021:

•	IFRS 17 - Insurance Contracts